PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited)
1
Voya Russell™ Large Cap
Value Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98 .9%
Communication Services : 4 .8%
95,206
AT&T, Inc.
$ 2,094,532
1 .0
50,938  Comcast Corp. - Class
A
2,127,680
1 .0
6,417
T-Mobile US, Inc.
1,324,212
0 .6
55,888  Verizon
Communications, Inc.
2,509,930
1 .1
24,358
Walt Disney Co.
2,342,996
1 .1
10,399,350
4 .8
Consumer Discretionary : 4 .9%
20
(1)
AutoZone, Inc.
63,001
0.0
28
Booking Holdings, Inc.
117,939
0 .1
588
(1)
DoorDash, Inc. - Class
A
83,925
0.0
52,055
Ford Motor Co.
549,701
0 .3
14,820
General Motors Co.
664,529
0 .3
2,657
Home Depot, Inc.
1,076,616
0 .5
7,593
Lowe's Cos., Inc.
2,056,564
0 .9
3,042  Marriott International,
Inc. - Class A
756,241
0 .4
8,944
McDonald's Corp.
2,723,538
1 .2
6,093
NIKE, Inc. - Class B
538,621
0 .3
61
(1)
O'Reilly Automotive,
Inc.
70,248
0.0
3,361
Starbucks Corp.
327,664
0 .2
6,135
Target Corp.
956,201
0 .4
6,146
TJX Cos., Inc.
722,401
0 .3
10,707,189
4 .9
Consumer Staples : 8 .6%
22,792
Altria Group, Inc.
1,163,304
0 .5
21,984
Coca-Cola Co.
1,579,770
0 .7
4,849
Colgate-Palmolive Co.
503,375
0 .2
2,112  Constellation Brands,
Inc. - Class A
544,241
0 .3
1,950  Estee Lauder Cos.,
Inc. - Class A
194,396
0 .1
14,056
Keurig Dr Pepper, Inc.
526,819
0 .2
2,626
Kimberly-Clark Corp.
373,627
0 .2
11,783
Kraft Heinz Co.
413,701
0 .2
17,759  Mondelez International,
Inc. - Class A
1,308,306
0 .6
1,898
(1)
Monster Beverage
Corp.
99,019
0 .1
3,829
PepsiCo, Inc.
651,121
0 .3
20,617  Philip Morris
International, Inc.
2,502,904
1 .2
24,316
Procter & Gamble Co.
4,211,531
1 .9
57,562
Walmart, Inc.
4,648,131
2 .1
18,720,245
8 .6
Energy : 7 .4%
22,850
Chevron Corp.
3,365,119
1 .5
15,540
ConocoPhillips
1,636,051
0 .8
7,630
EOG Resources, Inc.
937,956
0 .4
59,521
Exxon Mobil Corp.
6,977,052
3 .2
4,670  Marathon Petroleum
Corp.
760,790
0 .3
8,841  Occidental Petroleum
Corp.
455,665
0 .2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
5,547
Phillips 66
$ 729,153
0 .3
18,946
Schlumberger NV
794,785
0 .4
4,235
Valero Energy Corp.
571,852
0 .3
16,228,423
7 .4
Financials : 22 .9%
4,651
American Express Co.
1,261,351
0 .6
8,613  American International
Group, Inc.
630,730
0 .3
2,603
Aon PLC - Class A
900,612
0 .4
1,741  Apollo Global
Management, Inc.
217,468
0 .1
90,009
Bank of America Corp.
3,571,557
1 .6
24,276
(1)
Berkshire Hathaway,
Inc. - Class B
11,173,272
5 .1
1,958
BlackRock, Inc.
1,859,141
0 .9
5,020  Capital One Financial
Corp.
751,645
0 .3
17,797
Charles Schwab Corp.
1,153,424
0 .5
5,365
Chubb Ltd.
1,547,212
0 .7
25,417
Citigroup, Inc.
1,591,104
0 .7
4,767
CME Group, Inc.
1,051,839
0 .5
5,183
(1)
Fiserv, Inc.
931,126
0 .4
3,057  Goldman Sachs
Group, Inc.
1,513,551
0 .7
7,535  Intercontinental
Exchange, Inc.
1,210,422
0 .6
38,012  JPMorgan Chase &
Co.
8,015,210
3 .7
6,358
KKR & Co., Inc.
830,228
0 .4
5,643  Marsh & McLennan
Cos., Inc.
1,258,897
0 .6
7,801
MetLife, Inc.
643,426
0 .3
14,487
Morgan Stanley
1,510,125
0 .7
5,265  PNC Financial
Services Group, Inc.
973,235
0 .4
1,216
Progressive Corp.
308,572
0 .1
4,150
S&P Global, Inc.
2,143,973
1 .0
3,029
Travelers Cos., Inc.
709,150
0 .3
17,697
Truist Financial Corp.
756,901
0 .4
20,675
US Bancorp
945,468
0 .4
46,472
Wells Fargo & Co.
2,625,203
1 .2
50,084,842
22 .9
Health Care : 18 .9%
22,939
Abbott Laboratories
2,615,275
1 .2
13,346
AbbVie, Inc.
2,635,568
1 .2
1,572
Amgen, Inc.
506,514
0 .2
3,834  Becton Dickinson and
Co.
924,377
0 .4
19,479
(1)
Boston Scientific Corp.
1,632,340
0 .8
26,899  Bristol-Myers Squibb
Co.
1,391,754
0 .6
3,360
Cigna Group
1,164,038
0 .5
16,727
CVS Health Corp.
1,051,794
0 .5
8,560
Danaher Corp.
2,379,851
1 .1
6,412
(1)
Edwards Lifesciences
Corp.
423,128
0 .2
2,590
Elevance Health, Inc.
1,346,800
0 .6
16,551
Gilead Sciences, Inc.
1,387,636
0 .6

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Large Cap
Value Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
1,888
HCA Healthcare, Inc.
$ 767,340
0 .4
31,993
Johnson & Johnson
5,184,786
2 .4
979
McKesson Corp.
484,037
0 .2
17,024
Medtronic PLC
1,532,671
0 .7
4,278
(1)
Moderna, Inc.
285,899
0 .1
75,191
Pfizer, Inc.
2,176,027
1 .0
1,269
(1)
Regeneron
Pharmaceuticals, Inc.
1,334,024
0 .6
3,374
Stryker Corp.
1,218,891
0 .6
5,065  Thermo Fisher
Scientific, Inc.
3,133,057
1 .4
11,367  UnitedHealth Group,
Inc.
6,646,058
3 .1
1,714
(1)
Vertex
Pharmaceuticals, Inc.
797,147
0 .4
1,060
Zoetis, Inc.
207,103
0 .1
41,226,115
18 .9
Industrials : 13 .2%
5,965
3M Co.
815,415
0 .4
392  Automatic Data
Processing, Inc.
108,478
0.0
6,444
(1)
Boeing Co.
979,746
0 .4
11,123
Carrier Global Corp.
895,290
0 .4
5,564
Caterpillar, Inc.
2,176,192
1 .0
236
Cintas Corp.
48,588
0.0
785
(1)
Copart, Inc.
41,134
0.0
25,909
CSX Corp.
894,638
0 .4
3,344
Deere & Co.
1,395,551
0 .6
5,294
Eaton Corp. PLC
1,754,643
0 .8
7,577
Emerson Electric Co.
828,696
0 .4
3,002
FedEx Corp.
821,587
0 .4
3,613
(1)
GE Vernova, Inc.
921,243
0 .4
3,621  General Dynamics
Corp.
1,094,266
0 .5
11,333
General Electric Co.
2,137,177
1 .0
7,303  Honeywell
International, Inc.
1,509,603
0 .7
2,454
Illinois Tool Works, Inc.
643,120
0 .3
8,849  Johnson Controls
International PLC
686,771
0 .3
1,925
Lockheed Martin Corp.
1,125,278
0 .5
2,996
Norfolk Southern Corp.
744,506
0 .3
1,829  Northrop Grumman
Corp.
965,840
0 .4
6,819
PACCAR, Inc.
672,899
0 .3
1,696
Parker-Hannifin Corp.
1,071,567
0 .5
17,635  Raytheon Technologies
Corp.
2,136,657
1 .0
2,721
Republic Services, Inc.
546,486
0 .3
1,978  Trane Technologies
PLC
768,908
0 .4
576
TransDigm Group, Inc.
822,027
0 .4
4,215
Union Pacific Corp.
1,038,913
0 .5
9,667  United Parcel Service,
Inc. - Class B
1,317,999
0 .6
28,963,218
13 .2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology : 9 .6%
8,322  Accenture PLC - Class
A
$ 2,941,661
1 .3
7,259
(1)
Advanced Micro
Devices, Inc.
1,191,057
0 .5
6,531  Amphenol Corp.
- Class A
425,560
0 .2
6,571
Analog Devices, Inc.
1,512,447
0 .7
892
Applied Materials, Inc.
180,229
0 .1
53,774
Cisco Systems, Inc.
2,861,852
1 .3
3,034  Dell Technologies, Inc.
- Class C
359,650
0 .2
1,537
(1)
Fortinet, Inc.
119,194
0 .1
56,514
Intel Corp.
1,325,819
0 .6
12,166  International Business
Machines Corp.
2,689,659
1 .2
10,453  Marvell Technology,
Inc.
753,870
0 .3
14,619  Micron Technology,
Inc.
1,516,137
0 .7
1,145  Motorola Solutions,
Inc.
514,826
0 .2
13,559
(1)
PayPal Holdings, Inc.
1,058,009
0 .5
917
Qualcomm, Inc.
155,936
0 .1
1,416  Roper Technologies,
Inc.
787,919
0 .4
1,890
Salesforce, Inc.
517,312
0 .2
10,611
Texas Instruments, Inc.
2,191,914
1 .0
21,103,051
9 .6
Materials : 3 .1%
2,943  Air Products and
Chemicals, Inc.
876,249
0 .4
9,109
CRH PLC US
844,768
0 .4
436
Ecolab, Inc.
111,324
0 .1
18,977  Freeport-McMoRan,
Inc.
947,332
0 .4
6,372
Linde PLC US
3,038,552
1 .4
15,305
Newmont Corp.
818,052
0 .4
276
Sherwin-Williams Co.
105,341
0.0
6,741,618
3 .1
Real Estate : 2 .0%
1,189
Equinix, Inc.
1,055,392
0 .5
12,254
Prologis, Inc.
1,547,435
0 .7
1,778
Public Storage
646,961
0 .3
7,994
Welltower, Inc.
1,023,472
0 .5
4,273,260
2 .0
Utilities : 3 .5%
6,992  American Electric
Power Co., Inc.
717,379
0 .3
3,512  Constellation Energy
Corp.
913,190
0 .4
11,111
Dominion Energy, Inc.
642,105
0 .3
10,232
Duke Energy Corp.
1,179,750
0 .5
27,270
NextEra Energy, Inc.
2,305,133
1 .1
8,399
Sempra Energy
702,408
0 .3

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Large Cap
Value Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
14,522
Southern Co.
$ 1,309,594
0 .6
7,769,559
3 .5
Total Common Stock
(Cost $108,215,548)
216,216,870
98 .9
EXCHANGE-TRADED FUNDS : 1 .0%
26,208  iShares Russell Top
200 Value ETF
2,129,924
1 .0
Total Exchange-Traded
Funds
(Cost $2,097,429)
2,129,924
1 .0
Total Long-Term
Investments
(Cost $110,312,977)
218,346,794
99 .9
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0 .3%
Mutual Funds : 0 .3%
664,000
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.830%
(Cost $664,000) $ 664,000 0 .3
Total Short-Term
Investments
(Cost $664,000)
664,000
0 .3
Total Investments in
Securities
(Cost $110,976,977) $ 219,010,794 100 .2
Liabilities in Excess
of Other Assets (349,662) (0.2)
Net Assets $ 218,661,132 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of September 30, 2024.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Large Cap
Value Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock* $ 216,216,870 $ — $ — $ 216,216,870
Exchange-Traded Funds 2,129,924 — — 2,129,924
Short-Term Investments 664,000 — — 664,000
Total Investments, at fair value $ 219,010,794 $ — $ — $ 219,010,794
Other Financial Instruments+
Futures 27,779 — — 27,779
Total Assets $ 219,038,573 $ — $ — $ 219,038,573
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2024, the following futures contracts were outstanding for Voya Russell™ Large Cap Value Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
S&P 500 E-Mini 2 12/20/24 $ 581,425 $ 27,779
$ 581,425 $ 27,779
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 109,190,671
Gross Unrealized Depreciation (1,156,853)
Net Unrealized Appreciation $ 108,033,818